Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2010
Variable Interest Entities (Tables) [Abstract]
Incremental impact at adoption

(in millions, except ratios)	U.S. GAAP assets	U.S. GAAP liabilities	Stockholders' equity	Tier 1 capital

As of December 31, 2009	$2,031,989	$1,866,624	$165,365	11.10%
Impact of new accounting guidance for consolidation of VIEs
Credit card(a)	60,901	65,353	(4,452)	(0.30)%
Multi-seller conduits(b)	17,724	17,744	(20)	—
Mortgage & other(c)(d)	9,059	9,107	(48)	(0.04)%

Total impact of new guidance	87,684	92,204	(4,520)	(0.34)	%(e)

Beginning balance as of January 1, 2010	$2,119,673	$1,958,828	$160,845	10.76%

(a)	The assets and liabilities of the Firm-sponsored credit card securitization trusts that were consolidated were initially measured at their carrying values, primarily amortized cost, as this method is consistent with the approach that Card Services & Auto utilizes to manage its other assets. These assets were primarily recorded in loans on the Firm’s Consolidated Balance Sheet. In addition, Card Services & Auto established an allowance for loan losses of $7.4 billion (pretax), which was reported as a transition adjustment in stockholders’ equity. The impact to stockholders’ equity also includes a decrease to AOCI of $116 million, as a result of the reversal of the fair value adjustments taken on retained AFS securities that were eliminated in consolidation.

(b)	The assets and liabilities of the Firm-administered multi-seller conduits which were consolidated were initially measured at their carrying values, primarily amortized cost, as this method is consistent with the business’s intent to hold the assets for the longer-term. The assets are recorded primarily in loans and in other assets on the Firm’s Consolidated Balance Sheets.

(c)	RFS and Card consolidated certain mortgage and other consumer securitizations, which resulted in a net increase in both assets and liabilities of $4.7 billion ($3.5 billion related to residential mortgage securitizations and $1.2 billion related to other consumer securitizations). These assets were initially measured at their unpaid principal balance and recorded primarily in loans on the Firm’s Consolidated Balance Sheets. This method was elected as a practical expedient.

(d)	IB consolidated certain mortgage and other consumer securitizations, which resulted in a net increase in both assets and liabilities of $4.3 billion ($3.7 billion related to residential mortgage securitizations and $0.6 billion related to other consumer securitizations). These assets were initially measured at their fair value, as this method is consistent with the approach that IB utilizes to manage similar assets. These assets were recorded primarily in trading assets on the Firm’s Consolidated Balance Sheets.

(e)	The U.S. GAAP consolidation of the credit card securitization trusts did not have a significant impact on risk-weighted assets on the adoption date because the Chase Issuance Trust (the Firm’s primary credit card securitization trust) had been consolidated for regulatory capital purposes beginning in the second quarter of 2009, which added approximately $40.0 billion of risk-weighted assets for regulatory capital purposes. In addition, the Firm elected a two-quarter regulatory implementation deferral of the effect of this accounting guidance on risk-weighted assets and risk-based capital requirements, as permitted for its Firm-administered multi-seller conduits and certain mortgage-related and other securitization entities. The deferral period ended July 1, 2010, and the Firm consolidated, for regulatory capital purposes, the deferred amounts, which had a negligible impact on risk-weighted assets and risk-based capital ratios.

Assets and liabilities of the Firm-sponsored credit card securitization trusts

			Total assets held by Firm-sponsored	Beneficial interests issued to
(in billions)	Loans	Other assets	credit card securitization trusts	third parties

December 31, 2010	$67.2	$1.3	$68.5	$44.3

Firm-sponsored mortgage and other consumer securitization trusts

				JPMorgan Chase interest in securitized assets
	Principal amount outstanding			in nonconsolidated VIEs(d)(e)(f)(g)(h)
			Assets held in
			nonconsolidated				Total interests
	Total assets	Assets held in	securitization VIEs				held by
December 31, 2010(a)	held by	consolidated	with continuing	Trading	AFS	Other	JPMorgan
(in billions)	securitization VIEs	securitization VIEs	involvement	assets	securities	assets	Chase

Securitization-related
Residential mortgage:
Prime(b)	$153.1	$2.2	$143.8	$0.7	$—	$—	$0.7
Subprime	44.0	1.6	40.7	—	—	—	—
Option ARMs	36.1	0.3	35.8	—	—	—	—
Commercial and other(c)	153.4	—	106.2	2.0	0.9	—	2.9
Student	4.5	4.5	—	—	—	—	—
Auto	—	—	—	—	—	—	—

Total	$391.1	$8.6	$326.5	$2.7	$0.9	$—	$3.6

				JPMorgan Chase interest in securitized assets
	Principal amount outstanding			in nonconsolidated VIEs(d)(e)(f)(g)(h)
			Assets held in
			nonconsolidated				Total interests
	Total assets	Assets held in	securitization VIEs				held by
December 31, 2009(a)	held by	consolidated	with continuing	Trading	AFS	Other	JPMorgan
(in billions)	securitization VIEs	securitization VIEs	involvement	assets	securities	assets	Chase

Securitization-related
Residential mortgage:
Prime(b)	$183.3	$—	$171.5	$0.9	$0.2	$—	$1.1
Subprime	50.0	—	47.3	—	—	—	—
Option ARMs	42.0	—	42.0	—	0.1	—	0.1
Commercial and other(c)	155.3	—	24.8	1.6	0.8	—	2.4
Student	4.8	3.8	1.0	—	—	0.1	0.1
Auto	0.2	—	0.2	—	—	—	—

Total	$435.6	$3.8	$286.8	$2.5	$1.1	$0.1	$3.7

(a)	Excludes loan sales to U.S. government agencies. See page 257 of this Note for information on the Firm’s loan sales to U.S. government agencies.

(b)	Includes Alt-A loans.

(c)	Consists of securities backed by commercial loans (predominantly real estate) and non-mortgage-related consumer receivables purchased from third parties. The Firm generally does not retain a residual interest in its sponsored commercial mortgage securitization transactions. Includes co-sponsored commercial securitizations and, therefore, includes non–JPMorgan Chase–originated commercial mortgage loans.

(d)	Excludes retained servicing (for a discussion of MSRs, see Note 17 on pages 260–263 of this Annual Report) and securities retained from loan sales to U.S. government agencies.

(e)	Excludes senior and subordinated securities of $182 million and $18 million, respectively, at December 31, 2010, and $729 million and $146 million, respectively, at December 31, 2009, which the Firm purchased in connection with IB’s secondary market-making activities.

(f)	Includes investments acquired in the secondary market that are predominantly for held-for-investment purposes, of $315 million and $139 million as of December 31, 2010 and 2009, respectively. This comprises $238 million and $91 million of AFS securities, related to commercial and other; and $77 million and $48 million of investments classified as trading assets-debt and equity instruments, including $39 million and $47 million of residential mortgages, and $38 million and $1 million of commercial and other, all respectively, at December 31, 2010 and 2009.

(g)	Excludes interest rate and foreign exchange derivatives primarily used to manage the interest rate and foreign exchange risks of the securitization entities. See Note 6 on pages 191–199 of this Annual Report for further information on derivatives.

(h)	Includes interests held in re-securitization transactions.

Consolidated Firm-administered multi-seller conduits

			Total assets held by Firm-	Commercial paper
December 31, 2010 (in billions)	Loans	Other assets	administered multi-seller conduits	issued to third parties

Consolidated(a)	$21.1	$0.6	$21.7	$21.6

(a)	The Firm provided certain deal-specific liquidity facilities (primarily asset purchase agreements); program-wide liquidity facilities; and program-wide credit enhancements that were eliminated in consolidation.

Consolidated and Nonconsolidated Firm-administered multi-seller conduits

	Total	Commercial
December 31, 2009 (in billions)	assets funded	paper issued

Consolidated	$5.1	$5.1
Non-consolidated(a)	17.8	17.8

(a)	The Firm provided certain deal-specific liquidity facilities (primarily asset purchase agreements) of $24.2 billion. Additionally, the Firm provided program-wide liquidity facilities of $13.0 billion and program-wide credit enhancements of $2.0 billion.

Firm's exposure to nonconsolidated municipal bond VIEs

	Fair value of assets			Maximum
December 31, (in billions)	held by VIEs	Liquidity facilities(b)	Excess/(deficit)(c)	exposure

Nonconsolidated municipal bond vehicles(a)
2010	$13.7	$8.8	$4.9	$8.8
2009	13.2	8.4	4.8	8.4

Ratings profile of the VIEs' assets

	Ratings profile of VIE assets (d)
						Fair	Wt. avg.
December 31,	Investment-grade				Noninvestment-grade	value of	expected life
(in billions, except where	AAA	AA+	A+	BBB	BB+	assets held	of assets
otherwise noted)	to AAA-	to AA-	to A-	to BBB-	and below	by VIEs	(years)

Nonconsolidated municipal bond vehicles(a)
2010	$1.9	$11.2	$0.6	$—	$—	$13.7	15.5
2009	1.6	11.4	0.2	—	—	13.2	10.1

(a)	Excluded $4.6 billion and $2.8 billion, as of December 31, 2010 and 2009, respectively, which were consolidated due to the Firm owning the residual interests.

(b)	The Firm may serve as credit enhancement provider to municipal bond vehicles in which it serves as liquidity provider. The Firm provided insurance on underlying municipal bonds, in the form of letters of credit, of $10 million at both December 31, 2010 and 2009.

(c)	Represents the excess/(deficit) of the fair values of municipal bond assets available to repay the liquidity facilities, if drawn.

(d)	The ratings scale is based on the Firm’s internal risk ratings and is presented on an S&P-equivalent basis.

Exposure to nonconsolidated credit-linked note VIEs

				Par value of
	Net derivative	Trading	Total	collateral
December 31, 2010 (in billions)	receivables	assets(b)	exposure(c)	held by VIEs(d)

Credit-related notes(a)
Static structure	$1.0	$—	$1.0	$9.5
Managed structure	2.8	—	2.8	10.7

Total	$3.8	$—	$3.8	$20.2

				Par value of
	Net derivative	Trading	Total	collateral
December 31, 2009 (in billions)	receivables	assets(b)	exposure(c)	held by VIEs(d)

Credit-related notes(a)
Static structure	$1.9	$0.7	$2.6	$10.8
Managed structure	5.0	0.6	5.6	15.2

Total	$6.9	$1.3	$8.2	$26.0

(a)	Excluded collateral with a fair value of $142 million and $855 million at December 31, 2010 and 2009, respectively, which was consolidated, as the Firm, in its role as secondary market-maker, held a majority of the issued credit-related notes of certain vehicles.

(b)	Trading assets principally comprise notes issued by VIEs, which from time to time are held as part of the termination of a deal or to support limited market-making.

(c)	On–balance sheet exposure that includes net derivative receivables and trading assets – debt and equity instruments.

(d)	The Firm’s maximum exposure arises through the derivatives executed with the VIEs; the exposure varies over time with changes in the fair value of the derivatives. The Firm relies on the collateral held by the VIEs to pay any amounts due under the derivatives; the vehicles are structured at inception so that the par value of the collateral is expected to be sufficient to pay amounts due under the derivative contracts.

Exposure to nonconsolidated asset swap VIEs

	Net derivative	Trading	Total	Par value of collateral
December 31, (in billions)	receivables	assets(b)	exposure(c)	held by VIEs(d)

2010(a)	$0.3	$—	$0.3	$7.6
2009(a)	0.1	—	0.1	10.2

(a)	Excluded the fair value of collateral of zero and $623 million at December 31, 2010 and 2009, respectively, which was consolidated as the Firm, in its role as secondary market-maker, held a majority of the issued notes of certain vehicles.

(b)	Trading assets principally comprise notes issued by VIEs, which from time to time are held as part of the termination of a deal or to support limited market-making.

(c)	On–balance sheet exposure that includes net derivative receivables and trading assets – debt and equity instruments.

(d)	The Firm’s maximum exposure arises through the derivatives executed with the VIEs; the exposure varies over time with changes in the fair value of the derivatives. The Firm relies upon the collateral held by the VIEs to pay any amounts due under the derivatives; the vehicles are structured at inception so that the par value of the collateral is expected to be sufficient to pay amounts due under the derivative contracts.

Information on assets and liabilities related to VIEs that are consolidated by the Firm

	Assets				Liabilities
	Trading assets –				Beneficial
December 31, 2010	debt and equity			Total	interests in
(in billions)	instruments	Loans	Other(a)	assets(b)	VIE assets(c)	Other(d)	Total liabilities

VIE program type
Firm-sponsored credit card trusts	$—	$67.2	$1.3	$68.5	$44.3	$—	$44.3
Firm-administered multi-seller conduits	—	21.1	0.6	21.7	21.6	0.1	21.7
Mortgage securitization entities	1.8	2.9	—	4.7	2.4	1.6	4.0
Other	8.0	4.4	1.6	14.0	9.3	0.3	9.6

Total	$9.8	$95.6	$3.5	$108.9	$77.6	$2.0	$79.6

	Assets				Liabilities
	Trading assets –				Beneficial
December 31, 2009	debt and equity			Total	interests in
(in billions)	instruments	Loans	Other(a)	assets(b)	VIE assets(c)	Other(d)	Total liabilities

VIE program type
Firm-sponsored credit card trusts(e)	$—	$6.1	$0.8	$6.9	$3.9	$—	$3.9
Firm-administered multi-seller conduits	—	2.2	2.9	5.1	4.8	—	4.8
Mortgage securitization entities	—	—	—	—	—	—	—
Other	6.4	4.7	1.3	12.4	6.5	2.2	8.7

Total	$6.4	$13.0	$5.0	$24.4	$15.2	$2.2	$17.4

(a)	Included assets classified as cash, resale agreements, derivative receivables, available-for-sale, and other assets within the Consolidated Balance Sheets.

(b)	The assets of the consolidated VIEs included in the program types above are used to settle the liabilities of those entities. The difference between total assets and total liabilities recognized for consolidated VIEs represents the Firm’s interest in the consolidated VIEs for each program type.

(c)	The interest-bearing beneficial interest liabilities issued by consolidated VIEs are classified in the line item on the Consolidated Balance Sheets titled, “Beneficial interests issued by consolidated variable interest entities.” The holders of these beneficial interests do not have recourse to the general credit of JPMorgan Chase. Included in beneficial interests in VIE assets are long-term beneficial interests of $52.6 billion and $10.4 billion at December 31, 2010 and 2009, respectively. The maturities of the long-term beneficial interests as of December 31, 2010, were as follows: $13.9 billion under one year, $29.0 billion between one and five years, and $9.7 billion over five years.

(d)	Included liabilities predominately classified as other liabilities as of December 31, 2010, and predominately classified as other liabilities and other borrowed funds as of December 31, 2009.

(e)	Includes the receivables and related liabilities of the WMMT. For further discussion, see page 246 of this Note.

Securitization activities

Year ended December 31, 2010	Residential mortgage			Commercial
(in millions, except rates)	Prime(f)(h)	Subprime	Option ARMs	and other

Principal securitized	$35	$—	$—	$2,237
Pretax gains	—	—	—	— (g)

All cash flows during the period(a)
Proceeds from new securitizations(b)	$36	$—	$—	$2,369
Servicing fees collected	311	209	448	4
Other cash flows received	—	—	—	—
Proceeds from collections reinvested in revolving securitizations	—	—	—	—
Purchases of previously transferred financial assets (or the underlying collateral)(c)	211	109	1	—
Cash flows received on the interests that continue to be held by the Firm(d)	288	26	5	143

Key assumptions used to measure retained interests originated during the year (rates per annum)
Prepayment rate(e)	—			100%
				CPR

Weighted-average life (in years)	—			7.1
Expected credit losses	—			—%
Discount rate	—			7.7%

Year ended December 31, 2009		Residential mortgage			Commercial
(in millions, except rates)	Credit card	Prime(f)	Subprime	Option ARMs	and other	Student	Auto

Principal securitized	$26,538	$—	$—	$—	$500	$—	$—
Pretax gains	22	—	—	—	— (g)	—	—

All cash flows during the period(a)
Proceeds from new securitizations(b)	$26,538	$—	$—	$—	$542	$—	$—
Servicing fees collected	1,251	432	185	494	11	3	4
Other cash flows received	5,000	7	4	—	—	—	—
Proceeds from collections reinvested in revolving securitizations	161,428	—	—	—	—	—	—
Purchases of previously transferred financial assets (or the underlying collateral)(c)	—	136	—	29	—	—	249
Cash flows received on the interests that continue to be held by the Firm(d)	261	475	25	38	109	7	4

Key assumptions used to measure retained interests originated during the year (rates per annum)
Prepayment rate(e)	16.7%				100%
	PPR				CPY

Weighted-average life (in years)	0.5				9.0
Expected credit losses	8.9%				—%
Discount rate	16.0%				10.7%

Year ended December 31, 2008		Residential mortgage			Commercial
(in millions, except rates)	Credit card	Prime(f)	Subprime	Option ARMs	and other	Student	Auto

Principal securitized	$21,390	$—	$—	$—	$1,023	$—	$—
Pretax gains	151	—	—	—	— (g)	—	—

All cash flows during the period(a)
Proceeds from new securitizations(b)	$21,389	$—	$—	$—	$989	$—	$—
Servicing fees collected	1,162	279	146	129	11	4	15
Other cash flows received	4,985	23	16	—	—	—	—
Proceeds from collections reinvested in revolving securitizations	152,399	—	—	—	—	—	—
Purchases of previously transferred financial assets (or the underlying collateral)(c)	—	217	13	6	—	—	359
Cash flows received on the interests that continue to be held by the Firm(d)	117	267	23	53	455	—	43

Key assumptions used to measure retained interests originated during the year (rates per annum)
Prepayment rate(e)	19.1%				1.5%
	PPR				CPR

Weighted-average life (in years)	0.4				2.1
Expected credit losses	4.6%				1.5%
Discount rate	12.5%				25.0%

(a)	Excludes loan sales for which the Firm did not securitize (including loans sold to U.S. government agencies).

(b)	Includes $36 million of proceeds from prime mortgage securitizations received as securities in 2010, $2.4 billion, $542 million, and $989 million from new securitizations of commercial and other in 2010, 2009 and 2008, respectively, and $12.8 billion and $5.5 billion from credit card in 2009 and 2008, respectively. These securities were primarily classified as level 2 of the fair value measurement hierarchy.

(c)	Includes cash paid by the Firm to reacquire assets from the off–balance sheet, nonconsolidated entities – for example, servicer clean-up calls.

(d)	Includes cash flows received on retained interests – including, for example, principal repayments and interest payments.

(e)	PPR: principal payment rate; CPR: constant prepayment rate; CPY: constant prepayment yield.

(f)	Includes Alt-A loans and re-securitization transactions.

(g)	The Firm elected the fair value option for loans pending securitization. The carrying value of these loans accounted for at fair value approximated the proceeds received from securitization.

(h)	There were no retained interests held in the residential mortgage securitization completed in 2010.

Summary of loan sale activities

Year ended December 31,
(in millions)	2010	2009	2008

Carrying value of loans sold(a)(b)	$156,615	$154,571	$132,111
Proceeds received from loan sales as cash	3,887	1,702	7,112
Proceeds received from loan sales as securities(c)	149,786	149,343	121,947

Total proceeds received from loan sales	$153,673	$151,045	$129,059
Gains on loan sales	212	89	30

(a)	Predominantly to U.S. government agencies.

(b)	MSRs were excluded from the above table. See Note 17 on pages 260–263 of this Annual Report for further information on originated MSRs.

(c)	Predominantly includes securities from U.S. government agencies that are generally sold shortly after receipt.

Interest in securitized assets held at fair value

	Ratings profile of interests held(b)(c)(d)
	2010			2009
	Investment-	Noninvestment-	Retained	Investment-	Noninvestment-	Retained
December 31, (in billions)	grade	grade	interests	grade	grade	interests(e)

Asset types
Residential mortgage:
Prime(a)	$0.2	$0.5	$0.7	$0.7	$0.4	$1.1
Subprime	—	—	—	—	—	—
Option ARMs	—	—	—	0.1	—	0.1
Commercial and other	2.6	0.3	2.9	2.2	0.2	2.4

Total	$2.8	$0.8	$3.6	$3.0	$0.6	$3.6

(a)	Includes retained interests in Alt-A loans and re-securitization transactions.

(b)	The ratings scale is presented on an S&P-equivalent basis.

(c)	Includes $315 million and $139 million of investments acquired in the secondary market, but predominantly held for investment purposes, as of December 31, 2010 and 2009, respectively. Of this amount, $276 million and $108 million is classified as investment-grade as of December 31, 2010 and 2009, respectively.

(d)	Excludes senior and subordinated securities of $200 million and $875 million at December 31, 2010 and 2009, respectively, which the Firm purchased in connection with IB’s secondary market-making activities.

(e)	Excludes $49 million of retained interests in student loans at December 31, 2009.

Key economic assumptions used to determine the fair value of certain Firm's retained interests in nonconsolidated VIEs, other than MSRs

December 31, 2010	Residential mortgage			Commercial
(in millions, except rates and where otherwise noted)	Prime(b)	Subprime	Option ARMs	and other(g)

JPMorgan Chase interests in securitized assets(a)(c)	$708	$14	$29	$2,906

Weighted-average life (in years)	5.5	6.6	7.7	3.3

Weighted-average constant prepayment rate(d)	7.9%	5.7%	8.4%	—%
	CPR	CPR	CPR	CPR
Impact of 10% adverse change	$(15)	$—	$—	$—
Impact of 20% adverse change	(27)	(1)	(1)	—

Weighted-average loss assumption	5.2%	16.2%	30.0%	2.1%

Impact of 10% adverse change	$(12)	$(1)	$—	$(76)
Impact of 20% adverse change	(21)	(2)	(1)	(151)

Weighted-average discount rate	11.6%	10.7%	6.3%	16.4%
Impact of 10% adverse change	$(26)	$—	$(1)	$(69)
Impact of 20% adverse change	(47)	(1)	(2)	(134)

December 31, 2009
(in millions, except rates and where		Residential mortgage			Commercial
otherwise noted)	Credit card(e)	Prime(b)	Subprime	Option ARMs	and other(g)	Student		Auto

JPMorgan Chase interests in securitized assets(c)	$4,016	$1,143	$27	$113	$2,361	$51		$9

Weighted-average life (in years)	0.6	8.3	4.3	5.1	3.5	8.1		0.6

Weighted-average constant prepayment rate(d)	14.3%	4.9%	21.8%	15.7%	—%	5.0%		1.4%
	PPR	CPR	CPR	CPR	CPR	CPR		ABS
Impact of 10% adverse change	$(1)	$(15)	$(2)	$—	$—	$(1)		$—
Impact of 20% adverse change	(2)	(31)	(3)	(1)	—	(2)		(1)

Weighted-average loss assumption	6.8%	3.2%	2.7%	0.7%	1.4%	—	%(f)	0.8%

Impact of 10% adverse change	$(1)	$(15)	$(4)	$—	$(41)	$—		$—
Impact of 20% adverse change	(3)	(29)	(7)	—	(100)	—		—

Weighted-average discount rate	12.0%	11.4%	23.2%	5.4%	12.5%	9.0%		2.8%
Impact of 10% adverse change	$(10)	$(41)	$(2)	$(1)	$(72)	$(2)		$—
Impact of 20% adverse change	(20)	(82)	(4)	(3)	(139)	(4)		—

(a)	Effective January 1, 2010, all of the Firm-sponsored credit card, student loan and auto securitization trusts were consolidated as a result of the accounting guidance related to VIEs and, accordingly, are not included in the table above for the year ended December 31, 2010.

(b)	Includes retained interests in Alt-A and re-securitization transactions.

(c)	Includes certain investments acquired in the secondary market but predominantly held for investment purposes.

(d)	PPR: principal payment rate; ABS: absolute prepayment speed; CPR: constant prepayment rate.

(e)	Excludes the Firm’s retained senior and subordinated AFS securities in its credit card securitization trusts, which are discussed on pages 245–246 of this Note.

(f)	Expected losses for student loans securitizations are minimal and are incorporated into other assumptions.

(g)	The anticipated credit losses, including expected static pool losses, are immaterial for the Firm’s retained interests on commercial and other securitizations that had occurred during 2010, 2009 and 2008.

Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets

			90 days past due
As of or for the year ended	Credit exposure		and still accruing		Nonaccrual loans		Net loan charge-offs(d)
December 31, (in millions)	2010	2009	2010	2009	2010	2009	2010	2009

Securitized loans(a)
Residential mortgage:
Prime mortgage(b)	$143,764	$171,547	$—	$—	$33,093	$33,838	$6,257	$9,333
Subprime mortgage	40,721	47,261	—	—	15,456	19,505	3,598	7,123
Option ARMs	35,786	41,983	—	—	10,788	10,973	2,305	2,287
Commercial and other	106,245	24,799	—	—	5,791	1,244	618	15
Credit card	NA	84,626	NA	2,385	NA	—	NA	6,443
Student	NA	1,008	NA	64	NA	—	NA	1
Automobile	NA	218	NA	—	NA	1	NA	4

Total loans securitized(c)	$326,516	$371,442	$—	$2,449	$65,128	$65,561	$12,778	$25,206

(a)	Total assets held in securitization-related SPEs, including credit card securitization trusts, were $391.1 billion and $545.2 billion at December 31, 2010 and 2009, respectively. The $326.5 billion and $371.4 billion of loans securitized at December 31, 2010 and 2009, respectively, excludes: $56.0 billion and $145.0 billion of securitized loans in which the Firm has no continuing involvement, zero and $16.7 billion of seller’s interests in credit card master trusts, zero and $8.3 billion of cash amounts on deposit and escrow accounts, and $8.6 billion and $3.8 billion of loan securitizations consolidated on the Firm’s Consolidated Balance Sheets at December 31, 2010 and 2009, respectively.

(b)	Includes Alt-A loans.

(c)	Includes securitized loans that were previously recorded at fair value and classified as trading assets.

(d)	Net charge-offs represent losses realized upon liquidation of the assets held by off–balance sheet securitization entities.